Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Operating leases treated as capital leases		$ 3	$ 5
Lease term		20 years
Percentage of full time employees represented by labor union		17.00%
Expiration date of collective bargaining agreement		Oct. 31, 2022
Scenario, Forecast [Member]
Minimum aggregate capital expenditures over the five year period	$ 7,500
Energy efficiency spending amount	$ 49
January 1, 2018 To December 31, 2021 [Member]
Capital expenditures		$ 8,900